Derivative Financial Instruments (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Risk-free interest rate	0.08%	0.09%	1.59%
Expected volatility	424.00%
Expected life (in years)	4 months 28 days
Expected dividend yield		0.00%	0.00%
Fair Value:
Conversion feature	$ 382,000	$ 163,000	$ 1,516,000
Maximum [Member]
Expected volatility		691.00%	155.00%
Expected life (in years)		6 months 25 days	1 year
Minimum [Member]
Expected volatility		495.00%	145.00%
Expected life (in years)		3 months	3 months
Dates of Inception [Member]
Expected life (in years)		1 year
Fair Value:
Conversion feature		$ 917,000
Dates of Inception [Member] | Maximum [Member]
Risk-free interest rate		0.65%
Expected volatility		277.00%
Dates of Inception [Member] | Minimum [Member]
Risk-free interest rate		0.11%
Expected volatility		152.00%